Commitments and contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies

Capital leases included in property, plant and equipment are as follows:

	December 31,
	2012	2013
Machinery and equipment	3,485	2,737
Furniture and fixtures	344	269
	3,829	3,006
Less accumulated depreciation	(3,829)	(3,006)
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At December 31, 2013 operating leases having initial or remaining non-cancelable terms in excess of one year are as follows:

2014	4,857
2015	3,801
2016	3,279
2017	2,707
2018	2,423
Years thereafter	3,660
Total	20,727

Aggregate rental expense for operating leases was €22,335 in 2011, €24,661 in 2012 and €9,529 in 2013. At December 31, 2013 the Company had entered into purchase commitments with suppliers in the amount of €141,908 for purchases, of which €139,221 for purchases within the next 12 months. Commitments for capital expenditures at December 31, 2013 were €10,552.

Change of Control Transaction

Pursuant to our 1997 settlement agreement with Applied Materials, as amended and restated in 1998, if we desire to effect a change of control transaction, as defined in the settlement agreement which generally involves our operations and not our investment in ASMPT, with a competitor of Applied Materials, we must first offer the change of control transaction to Applied Materials on the same terms as we would be willing to accept from that competitor pursuant to a bona fide arm’s-length offer made by that competitor.